Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 20-F/A (this "Amendment") amends the Annual Report on Form 20-F for the year ended December 31, 2023 of Compañía de Minas Buenaventura S.A.A. (the "Company"), as originally filed with the U.S. Securities and Exchange Commission on May 1, 2024 (the "Original Form 20-F"). The Company is filing this Amendment solely to (i) restate the auditor´s opinion in connection with the financial statements of the associate Sociedad Minera Cerro Verde, which were reissued to include a critical audit matter, (ii) include the number of outstanding shares of each of the issuer's classes of capital or common stock as of the close of the period covered by the annual report, which had been inadvertently left blank at the time of filing the Original Form 20-F and (iii) amend and correct minor typographical errors included in the Original Form 20-F. Other than as expressly set forth above, no changes have been made to the Original Form 20-F, which is re-filed in its entirety. This Amendment does not reflect events that have occurred after the original filing of our Original Form 20-F or update, or purport to update, the disclosures presented therein. Accordingly, this Amendment should be read in conjunction with the Company's reports filed and furnished with the Commission subsequent to the date of the Original Form 20-F.
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity File Number	001-14370
Entity Registrant Name	BUENAVENTURA MINING CO INC
Entity Incorporation, State or Country Code	R5
Entity Address, Address Line One	LAS BEGONIAS 415 FLOOR 19
Entity Address, City or Town	SAN ISIDRO
Entity Address, Postal Zip Code	LIMA 27
Entity Address, Country	PE
Entity Central Index Key	0001013131
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	253,715,190
Entity Shell Company	false
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Interactive Data Current	Yes
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Tanaka, Valdivia & Asociados S. Civil de R.L.
Auditor Firm ID	1315
Auditor Location	Lima, Peru
Business Contact
Document Information [Line Items]
Contact Personnel Name	Daniel Domínguez
City Area Code	511
Local Phone Number	419-2540
Contact Personnel Email Address	daniel.dominguez@buenaventura.pe
Ifrs Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common shares, nominal (par) value of ten Peruvian Soles per share (“Common Shares”)
Trading Symbol	BVN
Security Exchange Name	NYSE
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares (“ADSs”) representing one Common Share each
Trading Symbol	BVN
Security Exchange Name	NYSE